Stockholders' Deficit - Schedule of Warrants Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Warrants, Beginning balance	49,120,917	55,995,917
Number of Warrants, Granted	8,000,000	3,125,000
Number of Warrants, Exercised	(1,479,728)	(10,000,000)
Number of Warrants, Cancelled/Forfeited	(250,000)
Number of Warrants, Ending balance	55,391,189	49,120,917
Number of Warrants, Intrinsic Value	$ 4,225,653	$ 3,013,010
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled/Forfeited
Weighted Average Exercise Price, Ending balance
Weighted Average Exercise Price, Intrinsic Value
Weighted Average Remaining Contractual Life (In Years), Beginning balance	1 year 9 months 29 days	2 years 9 months 7 days
Weighted Average Remaining Contractual Life (In Years), Ending balance	2 years 8 months 5 days	1 year 9 months 29 days